Income Tax Benefit/(Expense) (Tables)	9 Months Ended
Mar. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Income tax benefit/(expense)
		Three Months Ended March 31,		Nine Months Ended March 31,
	(in U.S. dollars, in thousands)	2020	2019	2020	2019
(a)	Income tax expense
	Current tax
	Current tax	—	—	—	—
	Total current tax expense	—	—	—	—

	Deferred tax
	(Increase)/decrease in deferred tax assets	(1,922)	(2,180)	(9,346)	(5,707)
	(Decrease)/increase in deferred tax liabilities	(33)	(25)	3,188	(71)
	Total deferred tax expense/(benefit)	(1,955)	(2,205)	(6,158)	(5,778)
	Income tax expense/(benefit)	(1,955)	(2,205)	(6,158)	(5,778)

Summary of Deferred Tax Assets Not Brought to Account

	(in U.S. dollars, in thousands)	As of March 31, 2020	As of June 30, 2019
(b)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	47,519	51,807
	Other temporary differences
	Potential tax benefit at local tax rates	5,063	3,130
	Other tax credits
	Potential tax benefit at local tax rates	3,220	3,220
		55,802	58,157